Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities (Detail) - USD ($)
$ in Thousands
		Dec. 31, 2019	Dec. 31, 2018
Current Liability
Current portion of secured term loan facilities		$ 66,534	$ 70,600
Less: current portion of deferred financing costs		(1,831)	(1,743)
Current portion of secured term loan facilities, net of deferred financing costs		64,703	68,857
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	[1]	650,408	605,138
Less: non-current portion of deferred financing costs	[1]	(3,680)	(5,462)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-currentdeferred financing costs	[1]	$ 646,728	$ 599,676

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.